Business combinations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
The assets and liabilities arising from the acquisition [Abstract]
Cash and cash equivalents	R$ 927,668	R$ 2,899,060	R$ 1,829,097	R$ 1,794,362
Liabilities	58,232,245	41,867,408
Deferred income tax and social contribution	2,350	261,577	193,830
Amount paid on acquisition, net of cash acquired	R$ 0	31,313	R$ 0
Netpos
The assets and liabilities arising from the acquisition [Abstract]
Cash and cash equivalents		4,567
Accounts receivable		1,409
Taxes recoverable		26
Other assets		472
Liabilities		2,415
Other payables (Dividends)		(4,311)
Deferred income tax and social contribution		(8,408)
Softwares		22,208
Customer portfolio		1,367
Non-compete agreement		1,154
Net identified assets acquired		16,069
Goodwill		15,931
Net assets acquired		32,000
Cash consideration		32,000
Dividends paid		3,880
Cash and cash equivalents acquired		R$ (4,567)